Commitments and contingencies - Right-of-use lease asset balances - Additional (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and contingencies
Interest expense related to lease liabilities	$ 18,962	$ 6,357
Depreciation expense on right-of-use assets	22,553	10,270
Depreciation on right of use assets included in cost of goods sold	6,644	0
Cash outflow for leases	$ 26,762	$ 11,073